Reconciliation of income tax benefit (Details)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Reconciliation of income tax benefit Details
U.S federal statutory rate	(34.00%)	(34.00%)
State income tax, net of federal benefit	0.00%	0.00%
Increase in valuation allowance	34.00%	34.00%
Income tax provision (benefit)	0.00%	0.00%